NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Schedule of Agreements with SunPower (Details) - Affiliated entity - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Accounts receivable	$ 5,400	$ 4,000
SunPower
Related Party Transaction [Line Items]
Accounts receivable	5,403	3,959
Other receivables from SunPower (Note 6)	14,703	13,979
Other receivables, non-current	1,458	1,458
Accounts payable	1,910	2,315
Accrued liabilities	7,769	8,361
Charges from product collaboration agreement | SunPower
Related Party Transaction [Line Items]
Expenses	17,035	32,887	$ 10,846
Net (credit) charges from transition services agreement | SunPower
Related Party Transaction [Line Items]
Expenses	$ 3,019	$ 5,217	$ 6,229